Income Taxes - Components of loss (income) before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
UK	$ 110,140,655	$ 172,275,697
Foreign	8,998,512	931,701
Total	119,139,167	173,207,398
Current expense:
United Kingdom	105,933	0
Foreign	630,672	44,933
Total current:	736,605	44,933
Deferred (benefit)/expense:
United Kingdom	(10,643,137)	0
Foreign	(7,822,407)	0
Total deferred:	(18,465,544)	0
Total income tax (benefit)/expense	$ (17,728,939)	243,735
Income tax expense		$ 44,933